Trade Receivables and Reseller Financing - Breakdown of Expected Loss on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Trade receivables	R$ 3,391,122	R$ 3,689,500
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	382,096	404,886
Current [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	21,219	28,861
Less than 30 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	2,154	1,456
From thirty 31 to 60 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	1,751	1,625
From sixty one days to Ninety days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	2,233	3,749
From 91 to180 days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	13,378	23,698
More than 180 Days [member] | Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	R$ 341,361	R$ 345,497